SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 20,314	$ 20,317	$ 18,312
Gross profit	10,707	10,652	9,515
Research and development expenses	1,427	1,356	1,095
Selling and marketing expenses	4,080	3,879	3,478
Segments Profitability	1,649	2,205	3,109
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	6,223	6,756	5,966
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	9,906	10,385	10,196
Gross profit	4,095	4,518	4,605
Research and development expenses	494	485	459
Selling and marketing expenses	1,945	1,971	2,087
Segments Profitability	1,656	2,062	2,059
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	8,402	8,150	6,493
Gross profit	7,326	7,173	5,622
Research and development expenses	909	793	616
Selling and marketing expenses	1,850	1,686	1,099
Segments Profitability	$ 4,567	$ 4,694	$ 3,907